Goodwill (Schedule Of Goodwill) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2015	Jun. 30, 2014
Goodwill [Line Items]
Goodwill, beginning Balance	$ 866.7	$ 688.8
Fiscal Acquisitions	376.3	163.9
Foreign Currency Translation and Other	(18.6)	14.0
Goodwill, ending balance	1,224.4	866.7
Dark Fiber [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	293.3	193.3
Fiscal Acquisitions	16.0	97.4
Foreign Currency Translation and Other	(10.2)	2.6
Goodwill, ending balance	299.1	293.3
Waves [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	269.0	215.9
Fiscal Acquisitions	1.4	49.6
Foreign Currency Translation and Other	(4.8)	3.5
Goodwill, ending balance	265.6	269.0
Sonet [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	50.3	50.3
Fiscal Acquisitions	0.0	0.0
Foreign Currency Translation and Other	0.0	0.0
Goodwill, ending balance	50.3	50.3
Ethernet [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	96.7	91.7
Fiscal Acquisitions	8.2	4.9
Foreign Currency Translation and Other	(0.7)	0.1
Goodwill, ending balance	104.2	96.7
IP [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	80.5	80.1
Fiscal Acquisitions	6.8	0.2
Foreign Currency Translation and Other	(1.0)	0.2
Goodwill, ending balance	86.3	80.5
MIG [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	43.7	38.3
Fiscal Acquisitions	29.8	5.4
Foreign Currency Translation and Other	(0.1)
Goodwill, ending balance	73.4	43.7
zColo [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	18.6	11.9
Fiscal Acquisitions	256.0	6.4
Foreign Currency Translation and Other	(1.4)	0.3
Goodwill, ending balance	273.2	18.6
Cloud [Member]
Goodwill [Line Items]
Fiscal Acquisitions	57.2
Foreign Currency Translation and Other	(0.2)
Goodwill, ending balance	57.0
Other [Member]
Goodwill [Line Items]
Goodwill, beginning Balance	14.6	7.3
Fiscal Acquisitions	0.9
Foreign Currency Translation and Other	(0.2)	7.3
Goodwill, ending balance	$ 15.3	$ 14.6